FINANCIAL INSTRUMENTS - Interest Rate Swap Agreements and Bunker Swap Agreements (Details)	1 Months Ended		6 Months Ended
	Aug. 31, 2015 derivative_instrument T	Feb. 27, 2013 vessel	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 28, 2013 derivative_instrument
Debt Instrument [Line Items]
Notional Amount			$ 349,510,000
Long-Lived Assets			1,627,000		$ 4,358,000
MR tanker [Member]
Debt Instrument [Line Items]
Number of newbuilding vessels financed by term loan facility | vessel		12
Number of newbuild vessels financed by term loan facility | vessel		6
Interest Rate Swaps Nordea [Member]
Debt Instrument [Line Items]
Number of interest rate swaps | derivative_instrument								6
Notional Amount						$ 260,000,000
Term loan facility $466.5 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			466,500,000
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Non-cash mark to market gain (loss)			(3,300,000)	$ (13,800,000)
Interest rate swap due June 2020 [Member]
Debt Instrument [Line Items]
Notional Amount			$ 16,683,000
Fixed Interest Rate			1.4025%
Interest rate swap due September 2020 [Member]
Debt Instrument [Line Items]
Notional Amount			$ 49,559,000
Fixed Interest Rate			1.5035%
Interest rate swap December 2020 [Member]
Debt Instrument [Line Items]
Notional Amount			$ 83,879,000
Fixed Interest Rate			1.6015%
Interest rate swap due March 2021 [Member]
Debt Instrument [Line Items]
Notional Amount			$ 16,120,000
Fixed Interest Rate			1.6998%
Interest rate swap June 2021 [Member]
Debt Instrument [Line Items]
Notional Amount			$ 16,463,000
Fixed Interest Rate			1.7995%
Interest rate swap due September 2021 [Member]
Debt Instrument [Line Items]
Notional Amount			$ 16,806,000
Fixed Interest Rate			1.907%
Interest rate swap February 2026 [Member]
Debt Instrument [Line Items]
Notional Amount			$ 150,000,000			$ 150,000,000.0
Fixed Interest Rate			2.197%
Bunker swaps [Member]
Debt Instrument [Line Items]
Non-cash mark to market gain (loss)			$ 1,500,000
Derivative Liability, Number of Instruments Held | derivative_instrument	4
Number of metric tonnes per calendar month | T	4,000
Fair value of derivatives				$ 600,000			$ 0
Realized loss on settlement			$ 1,900,000